Fair Value Measurements - Schedule of Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 218,979,433	$ 200,119,181
Fair Value, Inputs, Level 3 [Member]
Liability
Over-allotment liability		$ 188,800